Note 24 - Wilson Bank Holding Company - Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Condensed Balance Sheet [Table Text Block]
	Dollars In Thousands
	2020		2019
ASSETS
Cash	$4,381	*	1,899	*
Investment in wholly-owned commercial bank subsidiary	376,947		335,915
Deferred income taxes	854		625
Refundable income taxes	242		132
Total assets	$382,424		338,571
LIABILITIES AND STOCKHOLDERS’ EQUITY
Stock appreciation rights payable	$2,303		1,587
Total liabilities	2,303		1,587

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,993,404 and 10,792,999 shares issued and outstanding, respectively	21,987		21,586
Additional paid-in capital	93,034		82,249
Retained earnings	257,935		232,456
Net unrealized gains on available-for-sale securities, net of income taxes of $2,536 and $245, respectively	7,165		693
Total stockholders’ equity	380,121		336,984
Total liabilities and stockholders’ equity	$382,424		338,571

Condensed Income Statement [Table Text Block]
	Dollars In Thousands
	2020		2019		2018
Income:
Dividends from commercial bank subsidiary	$5,000		2,800		3,000
Other income	61		—		—
	5,061		2,800		3,000
Expenses:
Directors’ fees	335		283		254
Other	1,264		885		1,351
	1,599		1,168		1,605
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	3,462		1,632		1,395
Federal income tax benefits	471		287		468
	3,933		1,919		1,863
Equity in undistributed earnings of commercial bank subsidiary	34,559	*	34,125	*	30,731	*
Net earnings	$38,492		36,044		32,594

Condensed Cash Flow Statement [Table Text Block]
	Dollars In Thousands
	2020	2019	2018
Cash flows from operating activities:
Other income received	$61	—	—
Cash paid to suppliers and other	(418)	(383)	(367)
Tax benefits received	131	177	181
Net cash used in operating activities	(226)	(206)	(186)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	5,000	2,800	3,000
Net cash provided by investing activities	5,000	2,800	3,000
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(53)	(9)	(61)
Dividends paid	(13,013)	(11,725)	(9,447)
Proceeds from sale of stock pursuant to dividend reinvestment plan	10,056	9,134	7,470
Proceeds from exercise of common shares	718	775	394
Repurchase of stock options	—	(1,629)	—
Net cash used in financing activities	(2,292)	(3,454)	(1,644)
Net increase (decrease) in cash and cash equivalents	2,482	(860)	1,170
Cash and cash equivalents at beginning of year	1,899	2,759	1,589
Cash and cash equivalents at end of year	$4,381	1,899	2,759
	Dollars in Thousands
	2020	2019	2018
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$38,492	36,044	32,594
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(39,559)	(36,925)	(33,731)
Decrease (increase) in refundable income taxes	(110)	45	5
Increase in deferred taxes	(229)	(156)	(291)
Share based compensation expense	1,180	786	1,237
Total adjustments	(38,718)	(36,250)	(32,780)
Net cash used in operating activities	$(226)	(206)	(186)